Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Loss for the year	$ (220,240)	$ (110,303)	$ (88,542)
Adjustments for:
Depreciation	4,357	5,149	2,724
Amortisation of intangible assets	25,481	9,386	6,032
Impairment of intangible assets / capital work-in-progress	2,874	15,167	2,167
Impairment in respect of an equity-accounted investee			959
Net loss on disposal of property, plant and equipment	70	46	380
Income on license acquired			(886)
Intangible assets written off	356
Net finance cost (income)	(1,288)	(26,979)	18,741
Share of loss of equity-accounted investees	1,998	1,702	1,860
Share based payment	44,860	26,795	13,685
Income tax expense	91	193	155
Change in inventories	(317)	268	1,386
Change in trade and other receivables	(23,228)	2,608	(3,872)
Change in other assets	(25,263)	4,849	(21,766)
Change in trade and other payables	62,374	(34,399)	5,273
Change in employee benefits	366	588	224
Change in deferred revenue	(1,964)	(2,798)	(3,450)
Change in other liabilities	9,206	1,447	1,906
Income tax paid, net	(5,211)	(2,176)	(2,976)
Net cash used in operating activities	(125,478)	(108,457)	(66,000)
Cash flows from investing activities
Interest received	3,048	2,537	2,919
Proceeds from sale of property, plant and equipment	335	98	228
Redemption of term deposits	115,058	83,634	63,382
Investment in term deposits	(221,639)	(10,000)	(140,008)
Acquisition of property, plant and equipment	(4,258)	(8,756)	(5,696)
Payment for business acquisition, net of cash acquired (refer note 7(a))		102,814	(1,220)
Proceeds from sale of assets held for sale	302
Acquisition of other investment	(99)
Investment in equity-accounted investees		(1,090)	(17,836)
Acquisition of intangible assets	(7,837)	(6,226)	(5,413)
Net cash generated from (used in) investing activities	(115,090)	163,011	(103,644)
Cash flows from financing activities
Proceeds from issue of shares (refer note 7(a))		8,752
Proceeds from issuance of convertible notes			180,000
Direct cost incurred in relation to convertible notes			(2,730)
Proceeds from issue of share capital in placement offering	330,000
Direct cost for issue of shares in placement offering	(4,139)
Repurchase of own shares		(2,050)	(11,093)
Proceeds from issuance of shares on exercise of share based awards	46	171	14
Contribution by (acquisition of) non-controlling interests	3,000	(400)	(850)
Proceeds from (repayment of) bank loans, net	(96)	138	146
Payment of finance lease liabilities		(7)	(16)
Interest paid	(912)	(4,445)	(859)
Net cash generated from financing activities	327,899	2,159	164,612
Increase (Decrease) in cash and cash equivalents	87,331	56,713	(5,032)
Cash and cash equivalents at beginning of the year	101,704	46,273	49,857
Effect of exchange rate fluctuations on cash held	(1,388)	(1,282)	1,448
Cash and cash equivalents at end of the year	$ 187,647	$ 101,704	$ 46,273